Brumadinho dam failure - De-characterization of the upstream dams (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Changes in the provision of de-characterization projects
Balance	$ 5,472
Balance	3,409
Samarco | De-characterization of upstream structures
Changes in the provision of de-characterization projects
Balance	2,489
Provision recognized		$ 1,953
Payments	(111)	(16)
Present value valuation	(55)	73
Translation adjustment	(637)	8
Balance	1,686	$ 2,018
Current liabilities	312		$ 309
Non-current liabilities	$ 1,374		$ 2,180